SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Discount Rate Based On Estimated Blended Rate	15.00%
Corporate Income Tax Rate	25.00%
Capital Cost Allowance Rate	20.00%
Powell River Energy Inc [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage, Sold		50.001%
Variable Interest Entity, Percentage of Inclusion of Earnings in Consolidated Statements	100.00%	100.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		33.0
Purchasing Capacity Percentage	100.00%
Purchase Agreement, Output Generation Percentage	100.00%
Derecognized Percentage Of Noncontrolling Interest	50.00%